Accumulated other comprehensive (loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, at end of year	$ 4,046,553	$ 4,201,751	$ 4,455,107
Accumulated other comprehensive (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, at beginning of year	(617)	(2,953)	(6,601)
Amounts reclassified to retained earnings	0	4,290	0
Net current period other comprehensive income (loss), net of tax	(7,939)	(1,954)	3,648
Balance, net of tax, at end of year	(8,556)	(617)	(2,953)
Foreign currency items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, at beginning of year	(617)	(2,953)	(6,601)
Amounts reclassified to retained earnings		4,290
Net current period other comprehensive income (loss), net of tax	(7,501)	(1,954)	3,648
Balance, net of tax, at end of year	(8,118)	(617)	(2,953)
Decrease in minimum pension liability
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, at beginning of year	0	0	0
Amounts reclassified to retained earnings		0
Net current period other comprehensive income (loss), net of tax	(210)	0	0
Balance, net of tax, at end of year	(210)	0	0
Gains and losses on cash flow hedge
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, net of tax, at beginning of year	0	0	0
Amounts reclassified to retained earnings		0
Net current period other comprehensive income (loss), net of tax	(228)	0	0
Balance, net of tax, at end of year	$ (228)	$ 0	$ 0